STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Cumulative Effect, Period of Adoption, Adjustment	Share capital	Additional paid-in capital	Additional paid-in capital Cumulative Effect, Period of Adoption, Adjustment	Treasury shares	Accumulated other comprehensive loss	Retained earnings	Retained earnings Cumulative Effect, Period of Adoption, Adjustment	Non-controlling Interest
Beginning balance at Dec. 31, 2019	$ 2,257,266		$ 18,961	$ 1,568,035		$ (554,146)	$ (33,299)	$ 1,257,715		$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	103,464			103,464
Issuance of treasury shares under share-based compensation plan	8,865			(19,266)		28,131
Treasury shares purchase	(48,349)					(48,349)
Non-controlling interests related to acquisition	24,901									24,901
Other comprehensive income	16,637						16,637
Equity component of exchangeable notes, net of issuance costs and deferred tax	28,816			28,816
Equity awards assumed for acquisitions	538			538
Net income attributable to NICE Shareholders	196,673							196,673
Net loss attributable to non-controlling interests	(327)									(327)
Ending balance at Dec. 31, 2020	2,588,484		18,961	1,681,587		(574,364)	(16,662)	1,454,388		24,574
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	156,373			156,373
Issuance of treasury shares under share-based compensation plan	4,424			(17,194)		21,618
Treasury shares purchase	(73,064)					(73,064)
Other comprehensive income	(23,077)						(23,077)
Equity component of exchangeable notes, net of issuance costs and deferred tax	75			75
Equity awards assumed for acquisitions	183			183
Purchase of subsidiaries' shares from non-controlling, net	(12,908)			(3,314)						(9,594)
Dividends Paid to non-controlling interest	(1,754)									(1,754)
Net income attributable to NICE Shareholders	199,575							199,575
Net loss attributable to non-controlling interests	(352)									(352)
Ending balance at Dec. 31, 2021	$ 2,837,959	$ (21,485)	18,961	1,817,710	$ (28,816)	(625,810)	(39,739)	1,653,963	$ 7,331	12,874
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accounting Standards Update [Extensible Enumeration]	Accounting Standards Update 2020-06
Stock-based compensation	$ 188,888			188,888
Issuance of treasury shares under share-based compensation plan	953			(26,747)		27,700
Treasury shares purchase	(144,944)					(144,944)
Other comprehensive income	(71,516)						(71,516)
Dividends Paid to non-controlling interest	(376)									(376)
Net income attributable to NICE Shareholders	265,104							265,104
Net loss attributable to non-controlling interests	840									840
Ending balance at Dec. 31, 2022	$ 3,055,423		$ 18,961	$ 1,951,035		$ (743,054)	$ (111,255)	$ 1,926,398		$ 13,338